Inventories - Composition of Inventories (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Summary of inventories [line items]
Cost		R$ 3,887,189	R$ 3,756,284
Provision for losses		(40,993)	(40,724)
Net balance		3,846,196	3,715,560
Fuels [member]
Summary of inventories [line items]
Cost		1,682,841	1,843,257
Provision for losses		(5,344)	(2,073)
Net balance		1,677,497	1,841,184
Finished goods [member]
Summary of inventories [line items]
Cost		646,180	541,689
Provision for losses		(22,281)	(22,048)
Net balance		623,899	519,641
Work in process [member]
Summary of inventories [line items]
Cost		1,450	1,971
Provision for losses		0	0
Net balance		1,450	1,971
Raw Materials [member]
Summary of inventories [line items]
Cost		568,185	365,960
Provision for losses		(1,827)	(2,552)
Net balance		566,358	363,408
Liquified petroleum gas [member]
Summary of inventories [line items]
Cost		110,767	101,715
Provision for losses		(5,761)	(5,761)
Net balance		105,006	95,954
Consumable materials [member]
Summary of inventories [line items]
Cost		129,559	140,058
Provision for losses		(2,598)	(2,587)
Net balance		126,961	137,471
Pharmaceutical hygiene beauty products member
Summary of inventories [line items]
Cost		521,689	549,191
Provision for losses		(2,611)	(2,877)
Net balance		519,078	546,314
Advances to suppliers [member]
Summary of inventories [line items]
Cost	[1]	198,986	183,170
Provision for losses	[1]	(464)	(2,719)
Net balance	[1]	198,522	180,451
Properties for resale [member]
Summary of inventories [line items]
Cost		27,532	29,273
Provision for losses		(107)	(107)
Net balance		R$ 27,425	R$ 29,166

[1]	Refers substantially to ethanol, biodiesel and advance of fuels.